Equity_Details of equity (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Capital
Common stock capital		₩ 3,611,338,000,000		₩ 3,381,392,000,000		$ 3,125,347
Hybrid securities		997,544,000,000	[1]	3,161,963,000,000	[1]	863,301
Capital surplus
Paid in capital in excess of par		608,348,000,000	[2]	269,533,000,000	[3]
Equity method		1,153,000,000
Others		16,794,000,000		16,356,000,000
Sub-total		626,295,000,000		285,889,000,000		542,012			₩ 285,880,000,000
Capital adjustments
Treasury stocks		0		(34,113,000,000)
Other adjustments	[4]	(1,748,667,000,000)		(1,607,647,000,000)
Sub-total		(1,748,667,000,000)		(1,641,760,000,000)					(1,849,551,000,000)
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income Financial assets at FVTOCI		(71,914,000,000)		(87,182,000,000)					0
Gain on evaluation of investment stocks by equity method		915,000,000		302,000,000
Loss from foreign business translation		(152,987,000,000)		(244,735,000,000)
Remeasurements of defined benefit plan		(270,977,000,000)		(236,726,000,000)
Loss on evaluation of cash flow hedge		(5,692,000,000)		(3,869,000,000)
Sub-total		(500,655,000,000)		(572,210,000,000)					(89,723,000,000)	₩ 173,368,000,000
Retained earnings		18,524,515,000,000	[5],[6]	17,124,657,000,000	[5],[6]	16,031,601			15,620,006,000,000
Non-controlling interest		3,981,962,000,000	[1],[7]	213,113,000,000	[1],[8]	3,446,094
Total		₩ 25,492,332,000,000	[9]	21,953,044,000,000	[9]	$ 22,061,733	[9]	$ 18,998,740	₩ 20,564,900,000,000	₩ 20,545,953,000,000
Additional description for capital surplus		Capital surplus increased as new shares were issued through a comprehensive stock exchange of shares when Woori Financial Inc. was established. (Note 1)
Additional description for other equity		Included capital transaction gains and losses recognized by the 2014 merger of Woori Bank and (formerly) Woori Financial Group Inc. During the current term, the Group entered to acquire and additional interest in the Woori Asset Trust Co., Ltd., reducing the capital adjustment by 111,242 million Won.
Additional description for non-controlling interest		At the end of the previous term, hybrid securities were issued by Woori Bank, a subsidiary company, and were classified as non-controlling interests of capital from the 11th of January, 2019. 69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)
Additional description for retained earnings		The earned surplus reserve in retained earnings amounted to 1,857,754 million Won and 2,039,754 million Won as of December 31, 2018 and 2019, respectively. The earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. The reserve is restricted for the payment of cash dividends but be used for offsetting a deficit or transferring to capital in accordance with the Act. The regulatory reserve for credit loss in retained earnings amounted to 2,578,457 million and 2,356,246 million Won as of December 31, 2018 and 2019, respectively. The reserve is restricted for the payment of cash dividends pursuant to regulations.
Earned surplus reserve		₩ 2,039,754,000,000		1,857,754,000,000
Regulatory reserve for credit loss		2,356,246,000,000		₩ 2,578,457,000,000
Changes in non-controlling interest due to business combination		₩ 69,533,000,000

[1]	At the end of the previous term, hybrid securities were issued by Woori Bank, a subsidiary company, and were classified as non-controlling interests of capital from the 11th of January, 2019.
[2]	Capital surplus increased as new shares were issued through a comprehensive stock exchange of shares when Woori Financial Inc. was established. (Note 1)
[3]	Capital surplus increased as new shares were issued through a comprehensive stock exchange of shares when Woori Financial Inc. was established. (Note 1)
[4]	Included capital transaction gains and losses recognized by the 2014 merger of Woori Bank and (formerly) Woori Financial Group Inc. During the current term, the Group entered to acquire and additional interest in the Woori Asset Trust Co., Ltd., reducing the capital adjustment by 111,242 million Won.
[5]	The earned surplus reserve in retained earnings amounted to 1,857,754 million Won and 2,039,754 million Won as of December 31, 2018 and 2019, respectively. The earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. The reserve is restricted for the payment of cash dividends but be used for offsetting a deficit or transferring to capital in accordance with the Act.
[6]	The regulatory reserve for credit loss in retained earnings amounted to 2,578,457 million and 2,356,246 million Won as of December 31, 2018 and 2019, respectively. The reserve is restricted for the payment of cash dividends pursuant to regulations.
[7]	69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)
[8]	69,533 million Won increased as of December 31, 2019 due to business combination of Woori Asset Management Corp., and Woori Asset Trust Co., Ltd. (Note 44)
[9]	The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of changes in equity for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9.